HUMANKIND BENEFIT CORPORATION

Humankind US Stock ETF

Supplement dated May 18, 2021
to the Statement of Additional Information
dated February 19, 2021

The Humankind US Stock ETF (the “Fund”) is making the following modification to its Statement of Additional Information, in the section entitled “Management of the Fund”, in the table in the sub-section entitled “Officers”:

Reference in the table to Mark Simmelkjaer as Anti-Money Laundering Compliance Officer is deleted and replaced with the following disclosure:

Name (Year of Birth)	Position(s) Held with the Company	Principal Occupations During the Past 5 Years.
Ilana R. Marcus (1962)	Anti-Money Laundering Compliance Officer	Chief Compliance Officer, Humankind Investments LLC (since 2021); Executive Director, Compliance, J.P. Morgan Chase N.A. (2017 – 2021); Chief Compliance Officer, Registered Investment Adviser, ARS Investment Partners, LLC (2015 – 2016)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE